As filed with the Securities and Exchange Commission on January 31, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – November 30, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

UCM FUNDS

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

Annual Report
November 30, 2012

Adviser:
UCM Partners, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

UCM SHORT DURATION FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2012

The UCM Short Duration Fund (the “Fund”) completed its second fiscal year November 30, 2012.  Net performance was significantly ahead of the Fund’s benchmark index, the Barclays Capital 1 – 3 Year Government Index1 (the “Index”).  For the one year period from December 1, 2011 through November 30, 2012 net performance for the Institutional shares was 4.10%, more than 350 basis points or 3.5% above the Index return of 0.53%.  Net performance for the Investor shares was 3.84%, more than 3.3% above the Index return.  Net performance was positive for each calendar month during the twelve month period, and has been positive for each month since inception, despite periods of market volatility.  Despite this volatility caused largely by economic and geopolitical concerns globally with a focus on Europe and the U.S., short maturity interest rates remained low, anchored by stimulative monetary policies.  The yield on the current maturity two-year Treasury note began and ended this period with a yield to maturity of approximately 25 basis points.  The Fund’s 30 Day SEC Yield2 as of November 30, 2012 was approximately 1% higher than the yield to maturity of the Index.

The Fund also continued to grow during this twelve month period, growing from $6.7 million in assets to $23.9 million.  In December 2012, the Fund expects to cross the $25 million milestone.

The Fund invests in high quality fixed income securities with maturity dates or average maturities (also called effective maturities or average lives) generally three years and under.  Although mortgage-backed securities (“MBS”) are issued with stated maturities that may be 15, 30, or even 40 years, scheduled monthly and unscheduled payments of principal on the securities’ underlying mortgages significantly shorten the securities’ effective maturities.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities. Accordingly, the effective maturity, or interest rate sensitivity, of the Fund’s investments have been generally three years and under. During the reporting period the average maturity of the Fund ranged from 2 to 3 years, on the higher end of the Fund’s expected average maturity over time based on the view of UCM Partners, L.P. (“UCM” or the “Manager”) that interest rates would remain low during this period.  The Fund invested in a combination of Treasury, agency, municipal, and securitized debt instruments with a strategy of maintaining a high quality, highly liquid, well diversified portfolio of securities that would be in a position to benefit from current market conditions.   After purchasing securities, UCM continuously evaluated the Portfolio to identify securities that should be sold either because they achieved their target prices, because we believed they were at risk of underperformance based on new information in our ongoing analysis, or because we identified a more attractive replacement.  In general our portfolio turnover has been modest.  Turnover, including paydowns and maturities, was just under 100% for the year, consistent with our expectations.

During the fiscal year, performance benefitted from the following:

•
Price appreciation from purchasing and owning attractive securities that rose in price relative to Index securities as most fixed income sectors outperformed Treasury securities – prices rose in conjunction with contracting yield spreads as fixed income investor demand for higher yielding and/or higher risk securities grew over the course of the year.  This was in part due to the Fed’s goal of pushing investors to riskier assets by holding down Treasury yields through aggressive monetary policies including the quantitative easing programs.  Unrealized price appreciation gains rose by approximately $160,000 during this twelve month period, while realized gains totaled approximately $75,000.

•
The Fund maintained a significant yield to maturity advantage relative to the Index, contributing to excess return as well.  On average, the Fund had an approximate 50% allocation to securitized debt instruments including Commercial Mortgage Backed Securities (“CMBS”), Asset Backed Securties (“ABS”) and Mortgage Backed Securities (“MBS”), primarily government issued, versus the Index which has a 0% allocation to these instruments.  UCM specializes in the identification, evaluation, and trading of these sectors.  We were able to invest in a number of securities with attractive yields and prices, and benefited from these securities rising in price because of growing demand for these types of high quality instruments.  These securities continued to offer attractive yield spread above comparable maturity Treasuries during this period.

During this reporting period there were not any securities or sectors that had a material negative impact on Fund performance.

We intend to continue to manage the Fund in the same manner going forward.  At some point we expect economic and global conditions to improve, which may lead to rising rates.  At that time we expect to reduce interest rate sensitivity for the Fund, but maintain sector weightings similar to how they are currently.  The Fund does not invest in futures, options or swaps of any kind.

1 The Barclays Capital 1-3 Year Government Index includes Treasury and Agency securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.  This unmanaged Index contains only dollar-denominated, investment grade issues with at least $250 million par outstanding.  One cannot invest directly in an index.

2 The 30 Day SEC Yield is a standardized yield which is calculated based on a 30-day period ending on the last day of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

1

UCM SHORT DURATION FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2012

IMPORTANT RISKS AND DISCLOSURES
Investments are subject to risk, including the possible loss of principal. As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. Recent turbulence in the financial markets and reduced liquidity in credit and fixed-income market may have an adverse effect on the Fund. Mortgage-backed securities are subject to prepayment risk, when the Fund may have to reinvest this money at lower prevailing interest rates, as well as extension risk. The value of mortgage-backed securities and asset-backed securities can be very volatile in response to changes in interest rates. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Fund may not be suitable for all investors.

The views in this report were those of the Fund manager as of November 30, 2012, and may not reflect their views on the date this report is first published or any time thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.  This letter may contain discussions about certain investments both held and not held in the portfolio.  All current and future holdings are subject to risk and to change.

2

UCM SHORT DURATION FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2012

3

4

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2012

Principal	Security Description	Rate	Maturity	Value

Asset Backed Obligations - 29.6%
$22,088	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$21,430
324,601	Access Group, Inc., Series 2001 2A1 (b)	0.67	05/25/29	290,527
104,000	AH Mortgage Advance Co., Ltd., Series SART-3 1A1 (c)	2.98	03/13/43	104,538
17,028	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.58	11/25/34	16,700
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.79	07/25/32	10,660
200,000	Banc of America Commercial Mortgage Trust, Series 2007-3 A3 (b)	5.80	06/10/49	202,022
82,796	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-1 A2	4.65	09/11/36	82,861
7,958	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-2 A3 (b)	4.87	03/11/41	7,981
145,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	148,966
110,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.24	11/10/42	113,334
8,341	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.87	10/25/32	7,513
406,928	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.95	01/25/34	357,388
722,580	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12 A3 (b)	5.89	09/11/38	727,105
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	46,728
289,989	Citigroup Commercial Mortgage Trust, Series 2006-C4 A2 (b)	5.92	03/15/49	308,982
130,044	Commercial Mortgage Asset Trust, Series 1999-C1 A4 (b)	6.98	01/17/32	130,737
125,865	Countrywide Home Equity Loan Trust, Series 2006-HW 2A1B (b)	0.36	11/15/36	101,169
168,260	Credit Suisse Commerical Mortgage Trust, Series 2006-C2 A2 (b)	5.85	03/15/39	174,418
26,796	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1 F (b)(c)	7.50	06/20/29	27,666
501,601	Delta Funding Home Equity Loan Trust, Series 1999-2 A1A (b)	0.85	08/15/30	385,972
150,000	Educational Services of America, Inc., Series 2012-2 A (b)(c)	0.94	04/25/39	150,000
415,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A41 (b)	5.24	04/10/37	423,603
19,087	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A A3 (b)	5.17	08/12/40	19,087
90,991	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX A5	4.65	01/12/37	92,315
40,234	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	40,638
71,468	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A2	5.13	05/15/47	75,097
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A3SF (b)	0.36	05/15/47	143,451

See Notes to Financial Statements.	5

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2012

Principal	Security Description	Rate	Maturity	Value
$591,105	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A3	5.45%	06/12/47	$618,167
144,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.62	11/15/30	149,861
77,835	Merrill Lynch Mortgage Trust, Series 2006-C2 A2 (b)	5.76	08/12/43	80,999
80,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3 A3 (b)	5.39	07/12/46	81,027
260,767	Morgan Stanley Capital I Trust, Series 2006-T23 A2 (b)	5.93	08/12/41	262,534
65,000	Morgan Stanley Capital I Trust, Series 2004-HQ4 A7	4.97	04/14/40	68,655
113,462	Morgan Stanley Capital I Trust, Series 2007-HQ12 A2FL (b)	0.46	04/12/49	110,800
810,816	Morgan Stanley Re-Remic, Series 2011-KEYA A1 (c)	4.25	12/19/40	824,201
1,441	Novastar Home Equity Loan, Series 2004-4 M2 (b)	1.21	03/25/35	1,440
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.75	03/25/35	21,501
108,554	SLM Student Loan Trust, Series 2012-C A1 (b)(c)	1.31	08/15/23	109,489
225,000	SLM Student Loan Trust, Series 2012-E A1 (b)(c)	0.96	10/16/23	225,541
166,225	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.79	01/25/33	144,880
36,559	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3 A2	4.87	02/15/35	36,593
8,876	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.42	10/15/44	9,867
41,229	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 A3 (b)	5.89	05/15/43	41,388
37,139	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.29	02/27/34	37,844
43,207	Wells Fargo Home Equity Trust, Series 2005-1 AII1 (b)	0.44	04/25/35	42,642

Total Asset Backed Obligations(Cost $6,872,732)	7,078,317

Corporate Non-Convertible Bonds - 0.0%
4,000	Norfolk Southern Corp. (Cost $4,195)	5.26	09/17/14	4,324

Municipal Bonds - 14.9%
Alaska - 1.3%
285,000	Alaska Housing Finance Corp.	5.20	06/01/33	298,805

Florida - 0.5%
110,000	Florida Housing Finance Corp.	4.10	07/01/22	115,391
10,000	Lee Memorial Health System	7.28	04/01/27	12,326
				127,717
Indiana - 0.8%
190,000	Indiana Housing & Community Development Authority	4.55	07/01/27	201,691

Louisiana - 0.7%
150,000	Louisiana Housing Corp.	4.75	10/01/29	164,896

Maryland - 0.7%
150,000	Maryland Community Development Administration	4.00	09/01/25	156,473

Massachusetts - 2.2%
500,000	Massachusetts Housing Finance Agency	4.78	12/01/20	535,595

New Jersey - 2.2%
485,000	New Jersey Housing & Mortgage Finance Agency	4.38	04/01/28	529,654

Ohio - 0.9%
120,000	Ohio Housing Finance Agency	6.00	09/01/35	120,407
90,000	Ohio Housing Finance Agency	5.32	09/01/38	90,239
				210,646
Oregon - 1.4%
310,000	State of Oregon Housing & Community Services Department	4.55	01/01/24	342,280

Pennsylvania - 2.1%
250,000	Pennsylvania Housing Finance Agency	3.10	04/01/23	252,692

See Notes to Financial Statements.	6

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2012

Principal	Security Description	Rate	Maturity	Value
$225,000	Pennsylvania Housing Finance Agency	4.75%	10/01/25	$241,223
493.915
Rhode Island - 0.5%439
110,000	Rhode Island Housing & Mortgage Finance Corp.	3.50	10/01/24	113,611
South Carolina - 0.0%
5,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	5,071
Texas - 1.1%
255,000	Barbers Hill Independent School District	2.00	02/15/15	263,336
Wisconsin - 0.5%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	107,567
Total Municipal Bonds(Cost $3,554,409)	3,551,257

U.S. Government & Agency Obligations - 43.2%
Interest Only Bonds - 0.9%
195,246	U.S. Small Business Administration, Series 2009-P10A 1	4.73	02/10/19	211,783
16,437	U.S. Small Business Administration, Series P10A	4.50	02/01/14	16,882
228,665
Mortgage Securities - 16.3%

38,698	FHLMC, Series 129, Class H (d)	8.85	03/15/21	40,149
54,946	FHLMC, Series 3823, Class GA	3.50	01/15/26	57,755
83,219	FHLMC, Series 3834, Class GA	3.50	03/15/26	87,516
338,380	FHLMC, Series 3845, Class NA	3.25	04/15/25	349,017
140,203	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	146,949
228,534	FNMA, Series 2010-137, Class MC	3.00	10/25/38	238,076
185,570	FNMA, Series 2010-34, Class JD	3.00	09/25/37	188,167
101,288	FNMA, Series 2012-8, Class LP	2.50	08/25/21	106,434
453,897	FNMA, Series 2012-80, Class HD	3.00	01/25/42	482,922
517,813	GNMA II Pool #MA0456	3.50	10/20/42	548,866
484,000	GNMA II Pool #MA0528	3.50	11/20/42	513,025
28,847	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	29,758
3,291	GNMA, Series 2004-12, Class BA	4.81	08/16/32	3,337
80,393	GNMA, Series 2008-55, Class WT (b)	5.52	06/20/37	90,667
92,105	GNMA, Series 2009-71, Class A	3.30	04/16/38	95,024
105,167	GNMA, Series 2009-75, Class LC	4.00	10/20/38	111,529
60,765	GNMA, Series 2010-14, Class QP	6.00	12/20/39	66,934
413,914	GNMA, Series 2010-144, Class DK	3.50	09/16/39	443,354
274,680	Small Business Administration Participation Certificates, Series 2009-10E 1	3.08	09/01/19	287,344
3,886,823

U.S. Treasury Securities - 26.0%
200,000	U.S. Treasury Note	0.63	01/31/13	200,203
235,000	U.S. Treasury Note	1.75	04/15/13	236,432
750,000	U.S. Treasury Note	0.38	06/30/13	751,025
655,000	U.S. Treasury Note	0.13	08/31/13	654,847
250,000	U.S. Treasury Note	0.75	09/15/13	251,143
450,000	U.S. Treasury Note	2.00	11/30/13	458,051
500,000	U.S. Treasury Note	0.75	12/15/13	502,852
400,000	U.S. Treasury Note	1.50	12/31/13	405,594
750,000	U.S. Treasury Note	0.25	04/30/14	750,322
500,000	U.S. Treasury Note	2.63	07/31/14	519,765
600,000	U.S. Treasury Note	0.13	07/31/14	598,875
500,000	U.S. Treasury Note	0.50	10/15/14	502,305
375,000	U.S. Treasury Note	0.38	11/15/14	375,894
6,207,308
Total U.S. Government & Agency Obligations (Cost $10,241,814)	10,322,796

Total Investments - 87.7% (Cost $20,673,150)*	$20,956,694
Other Assets & Liabilities, Net – 12.3%	2,949,421
Net Assets – 100.0%	$23,906,115

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of November 30, 2012.
(b)	Variable rate security. Rate presented is as of November 30, 2012.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,441,435 or 6.0% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $40,149 or 0.2% of net assets.

* Cost for federal income tax purposes is $20,673,150 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$334,981
Gross Unrealized Depreciation	(51,437)
Net Unrealized Appreciation	$283,544

See Notes to Financial Statements.	7

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Asset Backed Obligations	$-	$7,078,317	$-	$7,078,317
Corporate Non-Convertible Bonds	-	4,324	-	4,324
Municipal Bonds	-	3,551,257	-	3,551,257
U.S. Government & Agency Obligations	-	10,282,647	40,149	10,322,796

Total Investments At Value	$-	$20,916,545	$40,149	$20,956,694

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

U.S. Government & Agency Obligations

Balance as of 11/30/11	$47,301
Accrued Accretion / (Amortization)	(111)
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	89
Purchases	-
Sales	-
Paydowns / Calls	(7,130)
Transfers In / (Out)	-
Balance as of 11/30/12	$40,149
Net change in unrealized appreciation from investments held as of 11/30/12 **	$89

** The change in unrealized appreciation is included in net change in unrealized appreciation of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the year ended November 30, 2012.

PORTFOLIO HOLDINGS
% of Total Investments
Asset Backed Obligations	33.8%
Corporate Non-Convertible Bonds	0.0%
Municipal Bonds	16.9%
U.S. Government & Agency Obligations	49.3%
100.0%

See Notes to Financial Statements.	8

UCM SHORT DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2012

ASSETS
Total investments, at value (Cost $20,673,150)	$20,956,694
Cash	4,432,333
Receivables:
Fund shares sold	2,500
Interest	86,268
From investment adviser	20,680
Prepaid expenses	1,460
Total Assets	25,499,935

LIABILITIES
Payables:
Investment securities purchased	1,544,014
Fund shares redeemed	71
Distributions payable	4,846
Accrued Liabilities:
Fund services fees	11,645
Other expenses	33,244
Total Liabilities	1,593,820

NET ASSETS	$23,906,115

COMPONENTS OF NET ASSETS
Paid-in capital	$23,560,672
Undistributed net investment income	338
Accumulated net realized gain	61,561
Net unrealized appreciation	283,544
NET ASSETS	$23,906,115

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	82,347
Institutional Shares	2,216,189

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $855,724)	$10.39
Institutional Shares (based on net assets of $23,050,391)	$10.40

See Notes to Financial Statements.	9

UCM SHORT DURATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2012

INVESTMENT INCOME
Interest income	$237,335
Total Investment Income	237,335

EXPENSES
Investment adviser fees	43,012
Fund services fees	184,001
Transfer agent fees:
Investor Shares	261
Institutional Shares	186
Distribution fees:
Investor Shares	1,297
Custodian fees	5,000
Registration fees:
Investor Shares	2,361
Institutional Shares	4,536
Professional fees	40,327
Trustees' fees and expenses	352
Miscellaneous expenses	31,885
Total Expenses	313,218
Fees waived and expenses reimbursed	(238,076)
Net Expenses	75,142

NET INVESTMENT INCOME	162,193

NET REALIZED AND UNREALIZED GAIN
Net realized gain on investments	80,813
Net change in unrealized appreciation on investments	197,019
NET REALIZED AND UNREALIZED GAIN	277,832
INCREASE IN NET ASSETS FROM OPERATIONS	$440,025

See Notes to Financial Statements.	10

UCM SHORT DURATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2012	December 23, 2010* through November 30, 2011
OPERATIONS
Net investment income	$162,193	$115,248
Net realized gain	80,813	67,218
Net change in unrealized appreciation	197,019	86,525
Increase in Net Assets Resulting from Operations	440,025	268,991

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(6,417)	(1,310)
Institutional Shares	(174,908)	(113,880)
Net realized gain:
Investor Shares	(2,291)	-
Institutional Shares	(71,757)	-
Total Distributions to Shareholders	(255,373)	(115,190)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	1,337,915	285,111
Institutional Shares	17,195,491	8,811,685
Reinvestment of distributions:
Investor Shares	8,708	1,310
Institutional Shares	241,447	113,880
Redemption of shares:
Investor Shares	(706,407)	(80,468)
Institutional Shares	(1,040,000)	(2,601,010)
Increase in Net Assets from Capital Share Transactions	17,037,154	6,530,508
Increase in Net Assets	17,221,806	6,684,309

NET ASSETS
Beginning of Period	6,684,309	-
End of Period (Including line (a))	$23,906,115	$6,684,309

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	130,214	27,918
Institutional Shares	1,662,042	874,302
Reinvestment of distributions:
Investor Shares	848	128
Institutional Shares	23,499	11,158
Redemption of shares:
Investor Shares	(68,871)	(7,890)
Institutional Shares	(100,679)	(254,133)
Increase in Shares	1,647,053	651,483

(a) Undistributed net investment income.	$338	$221
* Commencement of operations.

See Notes to Financial Statements.	11

UCM SHORT DURATION FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year ended November 30, 2012	December 23, 2010 (a) through November 30, 2011
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.25	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.11	0.14
Net realized and unrealized gain	0.27	0.25
Total from Investment Operations	0.38	0.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.13)	(0.14)
Net realized gain	(0.11)	—
Total Distributions to Shareholders	(0.24)	(0.14)
NET ASSET VALUE, End of Period	$10.39	$10.25
TOTAL RETURN	3.84%	3.89	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$856	$207
Ratios to Average Net Assets:
Net investment income	1.08%	1.52	%(d)
Net expense	0.85%	0.85	%(d)
Gross expense (e)	3.40%	8.07	%(d)
PORTFOLIO TURNOVER RATE	78%	87	%(c)
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.14	0.16
Net realized and unrealized gain	0.27	0.26
Total from Investment Operations	0.41	0.42
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.16)	(0.16)
Net realized gain	(0.11)	—
Total Distributions to Shareholders	(0.27)	(0.16)
NET ASSET VALUE, End of Period	$10.40	$10.26
TOTAL RETURN	4.10%	4.22	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$23,050	$6,478
Ratios to Average Net Assets:
Net investment income	1.33%	1.70	%(d)
Net expense	0.60%	0.60	%(d)
Gross expense (e)	2.51%	4.27	%(d)
PORTFOLIO TURNOVER RATE	78%	87	%(c)
(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2012

Note 1. Organization

The UCM Short Duration Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund and each class commenced operations on December 23, 2010. The Fund’s investment objective is to provide a high level of current income that is consistent with preservation of capital.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of November 30, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

13

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2012

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of November 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – UCM Partners, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.35% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

14

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2012

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Reduced or Waived

The Adviser has contractually agreed to reduce a portion of its fee and reimburse certain expenses through March 31, 2014, (prospectus to be updated in 2013), to limit annual operating expenses to 0.85% and 0.60% of Investor and Institutional Shares, respectively.  The expense cap may only be revised with the approval of the Board.  Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions and waivers may be reduced or eliminated at any time. For the year ended November 30, 2012, fees reduced or waived and expenses reimbursed were as follows:

Investment Adviser Fees Reduced	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Reduced or Waived and Expenses Reimbursed
$43,012	$150,064	$45,000	$238,076

The Fund may pay the Adviser for fees reduced and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fee reduction or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.85% and 0.60% of Investor and Institutional Shares, respectively. As of November 30, 2012, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Reduced and/or Expenses Reimbursed	Expiration Date to Recoup Fees Reduced and/or Expenses Reimbursed	Fees Recouped
November 30, 2011	$210,311	November 30, 2014	$-
November 30, 2012	193,076	November 30, 2015	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended November 30, 2012, were as follows:

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$13,741,701	$5,669,800	$6,254,508	$1,553,018

Note 6. Federal Income Tax and Investment Transactions

Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

2012	2011

Ordinary Income	$250,527	$115,190

15

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2012

As of November 30, 2012, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$64,437
Undistributed Long-Term Gain	9,349
Capital and Other Losses	(7,041)
Unrealized Appreciation	283,544
Other Temporary Differences	(4,846)
Total	$345,443

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to paydown transactions.

For tax purposes, the current post October-loss was $7,041 (realized during the period November 1, 2012 through November 30, 2012). This loss was recognized for tax purposes on the first business day of the Fund’s next fiscal year, December 1, 2012.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended November 30, 2012. The following reclassification was the result of paydown transactions and has no impact on the net assets of the Fund.

Undistributed Net Investment Income (Loss)	$19,249
Accumulated Net Realized Gain (Loss)	(19,249)

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of UCM Short Duration Fund

We have audited the accompanying statement of assets and liabilities of the UCM Short Duration Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of November 30, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period December 23, 2010 (commencement of operations) through November 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2012 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UCM Short Duration Fund as of November 30, 2012, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period December 23, 2010 through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
January 28, 2013

17

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2012

Investment Advisory Agreement Approval

At the September 21, 2012 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”).  In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition.  Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the performance of the Fund relative to its benchmark; (4) the advisory fee and the total expense ratio of the Fund compared to relevant peer groups of funds; (5) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (6) other benefits received by the Adviser from its relationship with the Fund.  In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors.  In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services
Based on a presentation from a senior representative of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

Costs of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

Performance
The Board reviewed the performance of the Fund and the Adviser’s discussion of its investment philosophy. The Board considered the Fund’s performance over the one-year and since inception (annualized) periods ended August 31, 2012. The Board noted that the Fund outperformed its primary benchmark, Barclays Capital 1-3 Year Government Index, for each of these periods. The Board concluded that the Fund’s performance was reasonable relative to its benchmark and that the Fund and its shareholders could benefit from the Adviser’s management of the Fund.

Compensation
The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fee rates, expenses and performance of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate was the lowest advisory fee rate of its Lipper Inc. peer group. and that the Adviser’s actual total expenses were above the median fee of its Lipper Inc. peer group. The Board also noted the Adviser’s representation that it is not yet generating a profit from managing the Fund, and will not do so until the fund reaches approximately $30 million in assets. Based on the foregoing and on all of the information presented, the Board concluded that the Adviser’s advisory fee charged to the Fund was reasonable.

Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits
The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Fund, other than its contractual advisory fees. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

18

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2012

Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 828-8210 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012, through November 30, 2012.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

19

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2012

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	June 1, 2012	November 30, 2012	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,013.71	$4.28	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.75	$4.29	0.85%
Institutional Shares
Actual	$1,000.00	$1,014.94	$3.02	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,022.00	$3.03	0.60%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Tax Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 69.01% of its income distributions as qualified interest income exempt from U.S. tax for foreign shareholders (QII) and 29.56% of its income distributions as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 828-8210.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	21	0
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006.	21	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	21	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	21	Director, Forum ETF Trust
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	21	Director, Wintergreen Fund, Inc.; Director, Forum ETF Trust
1Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

20

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2012

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009; Associate Counsel, Investors Bank & Trust Co. 2006-2007.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.	N/A	N/A
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006-2008.	N/A	N/A

21

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 828-8210

ADVISER
UCM Partners, L.P.
52 Vanderbilt Ave., Suite 401
New York, NY  10017
www.ucmpartners.com

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME  04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-ANR-1112

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $17,000 in 2011 and $17,000 in 2012.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2011 and $0 in 2012.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2011 and $3,000 in 2012. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2011 and $0 in 2012.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2010 and $0 in 2011. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date        01/18/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date        01/18/13

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date       01/18/13